Note 12 - Mezzanine Equity and Stockholders' Equity (Deficiency) (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Redeemable
noncontrolling
interest
(in thousands)
Beginning balance (December 31, 2020)	$3,061
Issuance of redeemable noncontrolling interest in EduTech	238
Net income (loss) attributable to redeemable noncontrolling interest	(847)
Other comprehensive income (loss) attributable to redeemable noncontrolling interest	(63)
Adjustment to present redemption value as of December 31, 2021	2,821
Ending balance (December 31, 2021)	$5,210